UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Odey Asset Management Group Limited

Address:   12 Upper Grosvenor St.
           London, UK W1K2ND


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   David Stewart
Title:  Director
Phone:  44 020 7208 1400

Signature,  Place,  and  Date  of  Signing:

/s/ David Stewart                  London, UK                         2/11/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:              54

Form 13F Information Table Value Total:  $      618,159
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1                           Odey Asset Management LLP
----  --------------------  ----------------------------------------------------
2                           Odey Holdings AG
----  --------------------  ----------------------------------------------------
3                           Crispin Odey
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ADOBE SYS INC                COM              00724F101      200     6,500 SH       DEFINED    2,3          6,500      0    0
AGCO CORP                    COM              001084102   41,010   809,505 SH       DEFINED    1,2,3      809,505      0    0
AGNICO EAGLE MINES LTD       COM              008474108    1,778    22,845 SH       DEFINED    1,2,3       22,845      0    0
AIR PRODS & CHEMS INC        COM              009158106      209     2,300 SH       DEFINED    2,3          2,300      0    0
ALTERA CORP                  COM              021441100   17,240   484,540 SH       DEFINED    1,2,3      484,540      0    0
APPLE INC                    COM              037833100      590     1,830 SH       DEFINED    1,2,3        1,830      0    0
APPLE INC                    COM              037833100      516     1,600 SH       DEFINED    2,3          1,600      0    0
ARCH CAP GROUP LTD           ORD              G0450A105      435     4,940 SH       DEFINED    1,2,3        4,940      0    0
BANCO BRADESCO S A           SP ADR PFD NEW   059460303      219    10,800 SH       DEFINED    1,2,3       10,800      0    0
BANK OF AMERICA CORPORATION  COM              060505104   40,391 3,027,836 SH       DEFINED    1,2,3    3,027,836      0    0
CADIZ INC                    COM NEW          127537207    4,976   400,000 SH       DEFINED    1,2,3      400,000      0    0
CATERPILLAR INC DEL          COM              149123101      375     4,000 SH       DEFINED    2,3          4,000      0    0
CHIMERA INVT CORP            COM              16934Q109   11,303 2,750,000 SH       DEFINED    1,2,3    2,750,000      0    0
CITIGROUP INC                COM              172967101      654   138,240 SH       DEFINED    1,2,3      138,240      0    0
CITIGROUP INC                COM              172967101      237    50,000 SH       DEFINED    2,3         50,000      0    0
CNA FINL CORP                COM              126117100   32,311 1,194,492 SH       DEFINED    1,2,3    1,194,492      0    0
COMERICA INC                 COM              200340107      228     5,400 SH       DEFINED    1,2,3        5,400      0    0
COMPANIA DE MINAS BUENAVENTU SPONSORED ADR    204448104   32,628   666,421 SH       DEFINED    1,2,3      666,421      0    0
DEERE & CO                   COM              244199105      307     3,700 SH       DEFINED    1,2,3        3,700      0    0
DEUTSCHE BANK AG             NAMEN AKT        D18190898   49,885   953,258 SH       DEFINED    1,2,3      953,258      0    0
DRDGOLD LIMITED              SPON ADR NEW     26152H301      586   120,412 SH       DEFINED    1,2,3      120,412      0    0
EBAY INC                     COM              278642103   31,500 1,131,870 SH       DEFINED    1,2,3    1,131,870      0    0
EXXON MOBIL CORP             COM              30231G102      205     2,800 SH       DEFINED    2,3          2,800      0    0
FIFTH THIRD BANCORP          COM              316773100      337    22,980 SH       DEFINED    1,2,3       22,980      0    0
FIRST INTST BANCSYSTEM INC   COM CL A         32055Y201    4,572   300,000 SH       DEFINED    1,2,3      300,000      0    0
FOOT LOCKER INC              COM              344849104      334    17,000 SH       DEFINED    2,3         17,000      0    0
INTEL CORP                   COM              458140100   41,838 1,989,460 SH       DEFINED    1,2,3    1,989,460      0    0
INTERNATIONAL BUSINESS MACHS COM              459200101   56,779   386,882 SH       DEFINED    1,2,3      386,882      0    0
ISHARES TR                   MSCI EMERG MKT   464287234      953    20,000 SH       DEFINED    2,3         20,000      0    0
ITAU UNIBANCO HLDG SA        SPON ADR REP PFD 465562106      209     8,700 SH       DEFINED    1,2,3        8,700      0    0
JOHNSON & JOHNSON            COM              478160104    1,933    31,226 SH       DEFINED    1,2,3       31,226      0    0
JPMORGAN CHASE & CO          COM              46625H100   89,550 2,111,030 SH       DEFINED    1,2,3    2,111,030      0    0
MGM RESORTS INTERNATIONAL    COM              552953101      149    10,000 SH       DEFINED    2,3         10,000      0    0
MICROSOFT CORP               COM              594918104   78,065 2,797,020 SH       DEFINED    1,2,3    2,797,020      0    0
OCWEN FINL CORP              COM NEW          675746309    1,908   200,000 SH       DEFINED    1,2,3      200,000      0    0
OCZ TECHNOLOGY GROUP INC     COM              67086E303    3,663   760,000 SH       DEFINED    1,2,3      760,000      0    0
OFFICEMAX INC DEL            COM              67622P101   16,275   919,475 SH       DEFINED    1,2,3      919,475      0    0
OFFICEMAX INC DEL            COM              67622P101      212    12,000 SH       DEFINED    2,3         12,000      0    0
PARTNERRE LTD                COM              G6852T105    7,630    94,959 SH       DEFINED    1,2,3       94,959      0    0
PEABODY ENERGY CORP          COM              704549104    2,939    45,938 SH       DEFINED    1,2,3       45,938      0    0
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR    71654V408   15,997   422,757 SH       DEFINED    1,2,3      422,757      0    0
PFIZER INC                   COM              717081103    2,367   135,200 SH       DEFINED    1,2,3      135,200      0    0
PNC FINL SVCS GROUP INC      COM              693475105      544     8,960 SH       DEFINED    1,2,3        8,960      0    0
QIAGEN N V                   ORD              N72482107    1,975   100,000 SH       DEFINED    1,2,3      100,000      0    0
ROYAL GOLD INC               COM              780287108    6,017   110,150 SH       DEFINED    1,2,3      110,150      0    0
SPDR SERIES TRUST            SPDR KBW BK ETF  78464A797      430    16,600 SH       DEFINED    1,2,3       16,600      0    0
SPDR SERIES TRUST            KBW REGN BK ETF  78464A698      632    23,900 SH       DEFINED    1,2,3       23,900      0    0
TERADATA CORP DEL            COM              88076W103      288     7,000 SH       DEFINED    2,3          7,000      0    0
UBS AG                       SHS NEW          H89231338    7,654   466,323 SH       DEFINED    1,2,3      466,323      0    0
UNITED RENTALS INC           COM              911363109      389    17,110 SH       DEFINED    1,2,3       17,110      0    0
WELLS FARGO & CO NEW         COM              949746101      211     6,800 SH       DEFINED    1,2,3        6,800      0    0
XILINX INC                   COM              983919101    5,380   185,640 SH       DEFINED    1,2,3      185,640      0    0
YAHOO INC                    COM              984332106      946    56,900 SH       DEFINED    1,2,3       56,900      0    0
YAHOO INC                    COM              984332106      200    12,000 SH       DEFINED    2,3         12,000      0    0


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